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NEW ENGLAND FUNDS



ANNUAL REPORT AND PERFORMANCE UPDATE


NEW ENGLAND
EQUITY INCOME FUND











DECEMBER 31, 1996
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                 NEW ENGLAND EQUITY INCOME FUND
                      PORTFOLIO COMPOSITION

Investments as of December 31, 1996

COMMON STOCK--98.3% OF TOTAL NET ASSETS

 SHARES  DESCRIPTION                                                 VALUE (A)
--------------------------------------------------------------------------------
         AEROSPACE--2.8%
    900  Northrop Grumman Corp. ............................         $  74,475
                                                                    ----------

         AUTOMOTIVE & RELATED--6.0%
  2,200  Chrysler Corp. ....................................            72,600
  1,500  General Motors Corp. ..............................            83,625
                                                                    ----------
                                                                       156,225
                                                                    ----------
         BANKS--8.6%
  1,200  Bank of Boston Corp. ..............................            77,100
  2,400  Bank of New York, Inc. ............................            81,000
  1,800  First Tennessee National Corp. ....................            67,500
                                                                    ----------
                                                                       225,600
                                                                    ----------
         CHEMICALS--5.2%
    800  Dow Chemical Co. ..................................            62,700
  1,300  PPG Industries, Inc. ..............................            72,963
                                                                    ----------
                                                                       135,663
                                                                    ----------
         CONGLOMERATES--5.1%
  1,200  Tenneco, Inc. .....................................            54,150
  1,200  United Technologies Corp. .........................            79,200
                                                                    ----------
                                                                       133,350
                                                                    ----------
         CONSTRUCTION MATERIALS--5.3%
  1,000  Armstrong World Industries, Inc. ..................            69,500
  1,900  Masco Corp. .......................................            68,400
                                                                    ----------
                                                                       137,900
                                                                    ----------
         COSMETICS & TOILETRIES--3.5%
  1,600  Avon Products, Inc. ...............................            91,400
                                                                    ----------
         DOMESTIC OIL--5.5%
  1,700  Phillips Petroleum Co. ............................            75,225
  2,900  USX-Marathon Group ................................            69,237
                                                                    ----------
                                                                       144,462
                                                                    ----------
         ELECTRIC UTILITIES--2.7%
  3,600  Edison International ..............................            71,550
                                                                    ----------
         ELECTRICAL EQUIPMENT--3.4%
    900  General Electric Co. ..............................            88,988
                                                                    ----------
         FINANCIAL SERVICES--5.3%
  1,100  Beneficial Corp. ..................................            69,712
  1,400  Fleet Financial Group, Inc. .......................            69,825
                                                                    ----------
                                                                       139,537
                                                                    ----------
         FOOD & BEVERAGES--2.4%
  1,000  General Mills, Inc. ...............................            63,375
                                                                    ----------
         FOREST PRODUCTS--2.8%
  1,000  Georgia Pacific Corp. .............................            72,000
                                                                    ----------
         GAS & PIPELINE UTILITIES--6.2%
  1,512  El Paso Natural Gas Co. ...........................            76,336
  1,900  PanEnergy Corp. ...................................            85,500
                                                                    ----------
                                                                       161,836
                                                                    ----------
         INSURANCE--2.4%
  1,200  Lincoln National Corp., Inc. ......................            63,000
                                                                    ----------
         MISCELLANEOUS--2.7%
  2,200  Ultramar Diamond Shamrock .........................            69,575
                                                                    ----------
         PHOTOGRAPHY--2.5%
    800  Eastman Kodak Co. .................................            64,200
                                                                    ----------
         REAL ESTATE--5.1%
  2,000  Developers Diversified Realty .....................            74,250
  1,700  Health Care Property Investments, Inc. ............            59,500
                                                                    ----------
                                                                       133,750
                                                                    ----------
         STEEL--2.8%
  2,300  USX-U.S. Steel Group ..............................            72,163
                                                                    ----------
         TELECOMMUNICATION--9.9%
  1,800  AT&T Corp. ........................................            78,300
  2,100  Bellsouth Corp. ...................................            84,787
  2,600  Pacific Telesis Group .............................            95,550
                                                                    ----------
                                                                       258,637
                                                                    ----------
         TOBACCO--5.1%
    600  Philip Morris Companies, Inc. .....................            67,575
  1,900  RJR Nabisco Holdings Corp. ........................            64,600
                                                                    ----------
                                                                       132,175
                                                                    ----------
         TRUCKING & FREIGHT FORWARDING--3.0%
  2,400  Teekay Shipping Corp. .............................            78,600
                                                                    ----------
         Total Common Stock (Identified Cost $2,164,132) ...         2,568,461
                                                                    ----------
SHORT TERM INVESTMENTS--1.4%
          FACE
         AMOUNT
--------------------------------------------------------------------------------
$36,302  Seven Seas Money Market Fund, 5.160%, 1/01/97 .....            36,302
                                                                    ----------
         Total Short Term Investments
           (Identified Cost $36,302) .......................            36,302
                                                                    ----------
         Total Investments--99.7% (Identified Cost
           $2,200,434)(b) ..................................         2,604,763
         Other assets less liabilities .....................             8,483
                                                                    ----------
         Total Net Assets--100% ............................        $2,613,246
                                                                    ==========
(a)  See Note 1a.
(b)  Federal Tax Information:
     At December 31, 1996 the net unrealized appreciation on
     investments based on cost of $2,200,434 for federal income tax purposes was as follows:
       Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ........  $  406,609
       Aggregate gross unrealized depreciation for all investments
       in which there is an excess of tax cost over value ........      (2,280)
                                                                    ----------

     Net unrealized appreciation .................................  $  404,329
                                                                    ==========
                 See accompanying notes to financial statements.
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NEW ENGLAND EQUITY INCOME FUND
STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 1996

ASSETS

   Investments at value ........................................     $2,604,763
   Receivable for:
     Securities sold ...........................................         76,576
     Dividends and interest ....................................          8,454
     Due from investment advisor ...............................         41,481
   Unamortized organization expenses ...........................         11,609
                                                                     ----------
                                                                      2,742,883
LIABILITIES
   Payable for:
     Securities purchased ..........................    $   72,310
     Organization expenses .........................        15,000

   Accrued expenses:
     Management fees ...............................        16,022
     Distribution fees .............................         5,722
     Custody .......................................         7,000
     Audit .........................................         7,500
     Legal .........................................         5,500
     Misc ..........................................           583
                                                        ----------
                                                                        129,637
                                                                     ----------
NET ASSETS .......................................................   $2,613,246
                                                                     ==========
   Net Assets consist of:
     Capital paid in .............................................   $2,184,076
     Undistributed net investment income .........................        2,276
     Accumulated net realized gains ..............................       22,565
     Unrealized appreciation on investments ......................      404,329
                                                                     ----------
                                                                     $2,613,246
                                                                     ==========
NET ASSETS

Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($2,613,246 divided by 172,505 shares of beneficial interest) ..       $15.15
                                                                     ==========

Offering price per share (100/94.25 of $15.15) ...................       $16.07*
                                                                     ==========

Identified cost of investments ...................................   $2,200,434
                                                                     ==========

 * Based upon single purchases of less than $50,000.
   Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

         See accompanying notes to financial statements.
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NEW ENGLAND EQUITY INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME

    Dividends                                                        $ 77,261(a)
    Interest                                                            4,150
                                                                     --------
                                                                       81,411

    EXPENSES

        Management fees                               $ 16,022
        Service fees - A                                 5,722
        Custodian                                       28,075
        Transfer agent                                   3,029
        Audit and tax services                          16,100
        Legal                                           10,334
        Printing                                           227
        Registration                                       655
        Amortization of organization expenses            3,012
        Miscellaneous                                      842
                                                      --------
    Total expenses                                      84,018

    Less expenses waived by the investment advisor
      and distributor                                  (49,684)        34,334
                                                      --------       --------
    Net investment income                                              47,077

REALIZED and UNREALIZED GAIN (LOSS) on INVESTMENTS,
  Realized gain (loss) on:
    Investments - net                                  155,307
                                                      --------
    Total realized gain (loss) on investments          155,307
                                                      --------

    Unrealized appreciation (depreciation) on:
      Investments - net                                346,416
                                                      --------
        Total unrealized appreciation (depreciation)
          on investments                               346,416
                                                      --------
    Net gain (loss) on investment transactions                        501,723
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                $548,800
                                                                     ========
(a) Net of foreign taxes of $56.

                 See accompanying notes to financial statements.
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NEW ENGLAND EQUITY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
DECEMBER 31, 1996
                                             THE PERIOD
                                         NOVEMBER 15, 1995(*)        YEAR
                                               THROUGH               ENDED
                                          DECEMBER 31, 1995    DECEMBER 31, 1996
                                          -----------------    -----------------
FROM OPERATIONS

   Net investment income ..................  $    6,533         $   47,077
   Net realized gain (loss) on investments
     and foreign currency transactions ....           0            155,307
   Unrealized appreciation (depreciation)
     on investments, and foreign currency
     transactions .........................      57,913            346,416
                                             ----------         ----------
   Increase (decrease) in net assets from
     operations ...........................      64,446            548,800
                                             ----------         ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..................      (6,560)           (48,153)
   Net realized gain on investments .......           0           (132,742)
                                             ----------         ----------
                                                 (6,560)          (180,895)
                                             ----------         ----------
   Proceeds from sale of shares ...........   1,900,000                  0
   Net asset value of shares issued in
     connection with the reinvestment of:
     Dividends from net investment income .       6,560             48,153
     Distributions from net realized gain .           0            132,742
                                             ----------         ----------
                                              1,906,560            180,895

   Cost of shares redeemed ................           0                  0
                                             ----------         ----------
   Increase (decrease) in net assets derived
     from capital share transactions ......   1,906,560            180,895
                                             ----------         ----------
   Total increase (decrease) in net assets    1,964,446            548,800

NET ASSETS

   Beginning of the period ................     100,000          2,064,446
                                             ----------         ----------
   End of the period ......................  $2,064,446         $2,613,246
                                             ==========         ==========

UNDISTRIBUTED NET INVESTMENT INCOME
   Beginning of the period ................          $0               $(27)
                                             ==========         ==========
   End of the period ......................        $(27)            $2,276
                                             ==========         ==========
NUMBER OF SHARES OF THE FUND:

   Issued from the sale of shares .........     152,000                  0
   Issued in connection with the
     reinvestment of:
     Dividends from net investment income .         510              3,193
     Distributions from net realized gain .           0              8,802
                                             ----------         ----------
                                                152,510             11,995
   Redeemed ...............................           0                  0
                                             ----------         ----------
   Net change .............................     152,510             11,995
                                             ==========         ==========
(*) Commencement of Operations

         See accompanying notes to financial statements.
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NEW ENGLAND EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS
                                                       CLASS A
                                           THE PERIOD
                                       NOVEMBER 15, 1995(A)        YEAR
                                            THROUGH                ENDED
                                        DECEMBER 31, 1995     DECEMBER 31, 1996
                                        -----------------     -----------------

Net Asset Value, Beginning of Period           $12.50              $12.86
                                               ------              ------
Income From Investment Operations -
  Net Investment Income .............            0.04                0.31
  Net Realized and Unrealized Gain
  (Loss) on Investments .............            0.36                3.11
                                               ------              ------
    Total From Investment Operations             0.40                3.42
                                               ------              ------

Less Distributions -
  Dividends From Net Investment Income          (0.04)              (0.30)
  Distributions From Net Realized
    Capital Gains ...................            0.00               (0.83)
                                               ------              ------
    Total Distributions .............           (0.04)              (1.13)
                                               ------              ------

Net Asset Value, End of Period ......          $12.86              $15.15
                                               ======              ======

Total Return (%) ....................             3.2(c)             26.6

Ratio of Operating Expenses to
  Average Net Assets (%) ............            1.50(b) (d)         1.50

Ratio of Net Investment Income to
  Average Net Assets (%) ............            3.58(b)             2.06

Portfolio Turnover Rate (%) .........               0                  45

Average Commission Rate (e) .........              --             $0.0608

Net Assets, End of Period (000) .....          $2,064              $2,613

(a)  Commencement of operations.
(b)  Computed on an annualized basis.
(c)  Not computed on an annualized basis.
(d) The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 5.97% (annualized) and 3.67% for the periods ended December 31, 1995 and December 31, 1996, respectively.
(e) For the Fiscal years beginning on or after September 1, 1995, a fund is required to disclosed its average commissions are charged . This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.



See accompanying notes to financial statements.
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                         NEW ENGLAND EQUITY INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

 December 31, 1996

1. The Fund is a Series of New England Funds Trust III, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

    The Fund commenced operations on November 15, 1995. Previously, the Fund had no transactions other than those relating to organizational matters and the sale of 8,000 shares of the Fund for $100,000.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value.

b. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

c. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

d. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences will result in reclassification to the capital accounts.

e. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's sub-adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

f. ORGANIZATION EXPENSE. Costs incurred in fiscal 1995 in connection with the Fund's organization and registration, amounting to approximately $15,000 in the aggregate, will be paid by the Fund and are being amortized by the Fund over 60 months.

    In the event that at any time during the five-year period beginning with the date of the commencement of operations, the initial shares acquired by the Advisor prior to such date are redeemed by any holder thereof, the redemption proceeds payable in respect of such shares will be reduced by the prorata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the then unamortized deferred organizational expenses as of the date of such redemption.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the period ended December 31, 1996, were $995,652 and $986,638 respectively.

3a. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.70% of the first $200 million of the Fund's average daily net assets, 0.65% of the next $300 million of such assets and 0.60% of such assets in excess of $500 million. NEFM pays Loomis Sayles for providing sub-advisory services to the Fund at the annual rate of 0.40% of the first $200 million of the average daily net assets of the Fund, 0.325% of the next $300 million of such assets and 0.275% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Loomis Sayles are wholly owned subsidiaries of New England Investment Companies, L.P., which is a subsidiary of Metropolitan Mutual Life Insurance Company.

    Fees earned by NEFM and Loomis Sayles under the management agreement in effect during the period December 31, 1995 through December 31, 1996, are as follows:

         FEES EARNED (A)
         ---------------
             $6,867            New England Funds Management, L.P.
              9,155            Loomis, Sayles & Company, L.P.

    (a) Before reduction pursuant to voluntary expense limitation.  See Note 4.

b. SERVICE FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund (the "Plan"). Under the Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets of the Fund, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in the Fund and/or the maintenance of shareholder accounts. For the year ended December 31, 1996, New England Funds waived its entire fee of $5,722 under the Plan.

4. EXPENSE LIMITATIONS. Effective November 15, 1995, Loomis Sayles and New England Funds have voluntarily agreed to reduce their fees and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.50% of the Fund's average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation during the year ended December 31, 1996, NEFM and Loomis Sayles waived their entire management fee of $16,022 and New England Funds waived its entire service fee of $5,722 and assumed additional expenses of $27,940.

5. BENEFICIAL INTEREST. At December 31, 1996 all outstanding shares of the Fund were held by the Loomis Sayles Funded Pension Plan.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of New England Equity Fund:

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Equity Income Fund ("the Fund") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP

Boston, Massachusetts
February  21, 1997